Stock Based Compensation Expenses - Common Stock Reserved (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Share Based Compensation [Line Items]
Common stock warrants	25,000
Convertible preferred stock (if converted)	35,184,882
Common stock options issued and outstanding	9,497,923
Common stock reserved for future issuance	48,099,217	2,229,933
Two Thousand Seventeen Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Common stock available for issuance under the Plan	3,391,412